Note 12 - Income Tax and Social Contribution (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of income tax [text block]
	2021	2020	2019

Income tax expense - current	(1,268.6)	(1,048.9)	(1,118.1)

Deferred tax expense on temporary differences	1,072.9	(1,576.0)	277.1
Deferred tax over taxes losses carryforwards movements in the current period	(440.9)	862.4	86.3
Total deferred tax (expense)/income	632.0	(713.6)	363.4

Total income tax expenses	(636.6)	(1,762.5)	(754.7)

Disclosure of reconciliation from the weighted nominal to the effective tax rate [text block]
	2021	2020	2019

Profit before tax	13,759.2	13,494.4	12,943.1
Adjustment on a taxable basis
Others non-taxable income	(611.0)	(6.2)	-
Government grants related to sales taxes	(1,883.1)	(1,597.8)	(1,881.8)
Share of results of joint ventures	115.7	43.3	22.3
Non-deductible expenses	99.2	119.6	76.9
Worldwide taxation	(360.0)	48.2	(569.0)
	11,120.0	12,101.5	10,591.4
Aggregated weighted nominal tax rate	27.39%	30.26%	28.94%
Taxes payable – nominal rate	(3,045.3)	(3,662.1)	(3,064.7)
Adjustment on tax expense
Income tax Incentives	213.2	123.2	245.9
Deductible interest on shareholders' equity	2,516.0	2,213.2	2,623.8
Tax savings from goodwill amortization	77.5	77.5	80.5
Withholding income tax	(876.0)	(628.2)	(420.3)
Recognition/(write-off) of deferred charges on tax losses	(1.5)	123.2	(377.4)
Effect of application of IAS 29 (hyperinflation)	(123.3)	(50.5)	1.4
Others with reduced taxation	602.8	41.2	156.1
Income tax and social contribution expense	(636.6)	(1,762.5)	(754.7)
Effective tax rate	4.63%	13.06%	5.83%